Schedule IV - Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life Insurance in Force, gross	$ 811,134.1	$ 814,923.0	$ 766,019.8
Life Insurance in Force, ceded	541,044.0	592,756.2	649,667.2
Life Insurance in Force, assumed	393,712.4	426,188.3	483,286.4
Life Insurance in Force, net	663,802.5	648,355.1	599,639.0
Total premiums, gross	2,184.1	2,084.0	1,999.2
Total premiums, ceded	1,460.8	1,526.5	1,558.4
Total premiums, assumed	1,233.0	1,303.6	1,329.2
Net premiums	1,956.3	1,861.1	1,770.0
Percentage of Assumed to Net, Life Insurance in Force	59.30%	65.70%	80.60%
Percentage of Assumed to Net, Premiums	63.00%	70.00%	75.10%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross	1,387.7	1,368.6	1,291.8
Total premiums, ceded	1,360.4	1,429.0	1,454.0
Total premiums, assumed	1,228.5	1,296.2	1,319.8
Net premiums	1,255.8	1,235.8	1,157.6
Percentage of Assumed to Net, Life Insurance in Force	97.80%	104.90%	114.00%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross	675.1	678.2	670.0
Total premiums, ceded	100.4	97.4	104.4
Total premiums, assumed	4.4	5.3	9.3
Net premiums	579.1	586.1	574.9
Percentage of Assumed to Net, Life Insurance in Force	0.80%	0.90%	1.60%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Total premiums, gross	121.3	37.2	37.4
Total premiums, ceded	0	0.1	0
Total premiums, assumed	0.1	2.1	0.1
Net premiums	$ 121.4	$ 39.2	$ 37.5
Percentage of Assumed to Net, Life Insurance in Force	0.10%	5.40%	0.30%